Property, Plant and Equipment (Narrative) (Detail) $ in Millions	1 Months Ended												3 Months Ended				12 Months Ended
	Sep. 30, 2018 USD ($)	Aug. 31, 2018 Project	Jun. 30, 2018 USD ($) a field	Mar. 31, 2018 USD ($) a field	Jan. 31, 2018 USD ($) a	Dec. 31, 2017 USD ($)	Sep. 30, 2017 Project	Aug. 31, 2017 USD ($) a	Jul. 31, 2017 USD ($) a	Apr. 30, 2016 a	Mar. 31, 2015 USD ($) a	Nov. 30, 2014 USD ($) a field	Mar. 31, 2019 USD ($) MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2020 USD ($) MW	Dec. 31, 2019 USD ($) MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) a	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) a	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Cost of project																			$ 151	$ 405	$ 40
Revenue recognized																			94
Virginia Electric and Power Company
Property, Plant and Equipment [Line Items]
Cost of project													$ 37						141	41	7
MW capacity | MW													20
Revenue recognized																			25
Virginia Electric and Power Company | Two Solar Development Projects
Property, Plant and Equipment [Line Items]
Number of Projects | Project		2					2
Virginia Electric and Power Company | First Solar Development Project
Property, Plant and Equipment [Line Items]
Cost of project														$ 140
Dominion Energy Gas Holdings, LLC
Property, Plant and Equipment [Line Items]
Revenue recognized																			3
Dominion Energy Gas Holdings, LLC | Marcellus Shale | Oil and Gas Properties
Property, Plant and Equipment [Line Items]
Amount of consideration			$ 6		$ 28				$ 5			$ 120									$ 10		$ 200
Number of natural gas producers																							2
Development rights (number of acres) | a			9,000		18,000				2,000			24,000									4,000		100,000
Period for payments related to conveyance of natural gas storage fields												4 years											9 years
Proceeds from assignment of Shale Development Rights												$ 60										$ 16	$ 100
Gas and oil area developed net remaining interest conveyed percentage					50.00%				50.00%												50.00%
Number of natural gas storage fields | field			1									1
Number of acres included in initial conveyance | a												12,000
Dominion Energy Gas Holdings, LLC | Marcellus Shale | Amended Agreement to Extend Conveyance of Development Rights | Oil and Gas Properties
Property, Plant and Equipment [Line Items]
Gain on sale															$ 9	$ 56
After tax gain on sale															5	$ 33
Development rights (number of acres) | a								70,000		70,000	9,000
Period for payments related to conveyance of natural gas storage fields											2 years
Gas and oil area developed net remaining interest conveyed percentage								68.00%		32.00%
Total consideration	$ 65							$ 130							65
Dominion Energy Gas Holdings, LLC | Marcellus Shale | Final Conveyance | Amended Agreement to Extend Conveyance of Development Rights | Oil and Gas Properties
Property, Plant and Equipment [Line Items]
Gain on sale	65
After tax gain on sale	47
Dominion Energy Gas Holdings, LLC | Utica and Point Pleasant Shale | Oil and Gas Properties
Property, Plant and Equipment [Line Items]
Amount of consideration				$ 16
Development rights (number of acres) | a				11,000
Proceeds from assignment of Shale Development Rights				$ 16
Number of natural gas storage fields | field				1
Dominion Energy Gas Holdings, LLC | Other operations and maintenance | Marcellus Shale | Oil and Gas Properties
Property, Plant and Equipment [Line Items]
Gain on sale			$ 6		$ 28				$ 5												$ 10
After tax gain on sale			$ 4		$ 20				$ 3												$ 6
Dominion Energy Gas Holdings, LLC | Other operations and maintenance | Marcellus Shale | Amended Agreement to Extend Conveyance of Development Rights | Oil and Gas Properties
Property, Plant and Equipment [Line Items]
Revenue recognized	35										$ 43
Revenue recognized net of tax	$ 21										$ 27
Dominion Energy Gas Holdings, LLC | Other operations and maintenance | Utica and Point Pleasant Shale | Oil and Gas Properties
Property, Plant and Equipment [Line Items]
Gain on sale				$ 16
After tax gain on sale				$ 12
Scenario, Forecast | Virginia Electric and Power Company | Two Solar Development Projects
Property, Plant and Equipment [Line Items]
MW capacity | MW																	155	155
Scenario, Forecast | Virginia Electric and Power Company | First Solar Development Project
Property, Plant and Equipment [Line Items]
Cost of project																		$ 120
Scenario, Forecast | Virginia Electric and Power Company | Second Solar Development Project
Property, Plant and Equipment [Line Items]
Cost of project																	$ 130	$ 140
Retail Energy Marketing Assets | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Amount of consideration																									$ 143
Contractual term of agreement to use brand						10 years
Gain on sale						$ 78								65
After tax gain on sale						48								49
Retail Energy Marketing Assets | Disposal Group, Disposed of by Sale, Not Discontinued Operations | First Phase of Agreements to Sell Certain Assets
Property, Plant and Equipment [Line Items]
Amount of consideration						$ 79									$ 79					79
Retail Energy Marketing Assets | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Second Phase of Agreements to Sell Certain Assets
Property, Plant and Equipment [Line Items]
Amount of consideration																								$ 63
Fairless and Manchester
Property, Plant and Equipment [Line Items]
Amount of consideration														1,200					1,200
Gain on sale of equity method investment																			210
Gain on sale of equity method investments, net of tax																			198
Assignment of Tower Rental Portfolio | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Virginia Electric and Power Company
Property, Plant and Equipment [Line Items]
Amount of consideration																										$ 91
Amount recognized in operating revenue and other income from sale																			6	$ 11
Amount to be recognized in other income ratably through 2023														$ 29					$ 29